Fees Summary $ in Thousands	Oct. 21, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $13,625,000.
Narrative - Max Aggregate Offering Price	$ 13,625
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A